Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Preferred Shares	Common Shares	Treasury Shares	Add'l Paid in Capital (Deficit)	Accumulated Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance, shares (in shares) at Dec. 31, 2023		29,200,000	101,158,891	0
Beginning balance at Dec. 31, 2023	$ 2,936,998	$ 730,000	$ 1,012	$ 0	$ (308,114)	$ 2,428,531	$ 85,569
Net income (loss)	125,543					125,543
Other comprehensive income (loss)	23,518						23,518
Contributed capital from Parent for executive compensation	820				820
Distributions to Parent	(913)					(913)
Dividend to Parent	(200,000)					(200,000)
Preferred shares dividend declared	(13,028)					(13,028)
Ending balance, shares (in shares) at Mar. 31, 2024		29,200,000	101,158,891	0
Ending balance at Mar. 31, 2024	2,872,938	$ 730,000	$ 1,012	$ 0	(307,294)	2,340,133	109,087
Beginning balance, shares (in shares) at Dec. 31, 2024		29,200,000	101,158,891	0
Beginning balance at Dec. 31, 2024	2,809,153	$ 730,000	$ 1,012	$ 0	(304,274)	2,289,072	93,343
Preferred shares issued (in shares)		6,000,000
Preferred shares issued	144,560	$ 150,000			(5,440)
Net income (loss)	144,773					144,773
Other comprehensive income (loss)	(23,846)						(23,846)
Contributed capital from Parent for executive compensation	960				960
Adjustment related to Treasury shares	0				1,203,220	(1,203,220)
Distributions to Parent	(516,306)				(5,668)	(510,638)
Dividend to Parent	(150,000)					(150,000)
Preferred shares dividend declared	(14,267)					(14,267)
Ending balance, shares (in shares) at Mar. 31, 2025		35,200,000	101,158,891	0
Ending balance at Mar. 31, 2025	$ 2,395,027	$ 880,000	$ 1,012	$ 0	$ 888,798	$ 555,720	$ 69,497